Income Taxes (Details) - Schedule of tax expense and the effective tax rate - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of tax expense and the effective tax rate [Abstract]
Income (loss) before income taxes	$ (24,751)	$ (19,093)
Income tax expense	$ 352	$ 167	$ 456	$ 738
Effective tax rate	(1.42%)	(0.87%)